Equity Incentive Plan and Unit Option Plan - Additional Information (Details) - RSUs - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Mar. 15, 2018	Apr. 02, 2022	Jan. 01, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)		0	275,370
Award vesting period			4 years
Total compensation expense		$ 600	$ 66
Unrecognized compensation expense		$ 2,600	$ 3,200
Unrecognized compensation period		3 years 3 months 14 days	3 years 2 months 26 days
Common B Unit Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation expense			$ 2,100
Accelerated vesting (in shares)	16,079
Common B Unit Incentive Plan | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accelerated vesting (in shares)	4,012,873